Income Taxes, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets [Abstract]
Reserves and accruals	$ 34.1	$ 51.0
Postretirement benefits - pensions	19.3	17.4
Tax loss carryforwards	28.4	22.7
Deferred taxes recorded in other comprehensive income	0.0	1.8
Foreign tax credit carryforwards	52.2	53.3
Other	5.2	3.9
Total deferred tax assets	139.2	150.1
Valuation allowance	(67.9)	(72.5)
Deferred Tax Liabilities [Abstract]
LIFO inventory	(9.3)	(9.3)
Property, plant, and equipment	(15.5)	(19.2)
Intangibles	(280.9)	(304.8)
Unremitted foreign earnings	(7.8)	(5.6)
Deferred taxes recorded in other comprehensive income	(4.1)	0.0
Other	(1.8)	(2.9)
Total deferred tax liabilities	(319.4)	(341.8)
Net deferred income tax liability	$ (248.1)	$ (264.2)